UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30,2007

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jul-07

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          112

Form 13F Information Table Value Total:      $146,546

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      467    9093  SH       Sole                                       9093
AT & T Corp.                   COM              00206R102      290    6982  SH       Sole                      298              6684
Abbott Laboratories            COM              002824100      284    5300  SH       Sole                                       5300
                                                                54    1000  SH                                                  1000
Adobe Systems Inc.             COM              00724f101     2140   53303  SH       Sole                    11670             41633
                                                                67    1675  SH                                                  1675
Alltel Corp                    COM              020039103     2760   40865  SH       Sole                     9025             31840
                                                                47     700  SH                                  50               650
American Express Co.           COM              025816109     3036   49620  SH       Sole                    10218             39402
                                                                84    1370  SH                                                  1370
Archer-Daniels-Midland Company COM              039483102     1695   51221  SH       Sole                    11955             39266
                                                                26     800  SH                                                   800
Auto Data Processing           COM              053015103     2228   45967  SH       Sole                     9385             36582
                                                                65    1350  SH                                                  1350
Bank of America Corp.          COM              060505104     3824   78213  SH       Sole                    12140             66073
                                                              1519   31060  SH                                  75             30985
Bear Stearns Cos. Inc.         COM              073902108     2289   16351  SH       Sole                     3305             13046
                                                                46     325  SH                                                   325
Becton, Dickinson & Company    COM              075887109     2359   31666  SH       Sole                     7060             24606
                                                               108    1450  SH                                                  1450
Broadridge Financial Solutions COM              11133T103      216   11283  SH       Sole                     2357              8926
                                                                 6     336  SH                                                   336
C.R. Bard Inc.                 COM              067383109     2702   32702  SH       Sole                     6990             25712
                                                               101    1225  SH                                  25              1200
Chubb Corp.                    COM              171232101     2257   41679  SH       Sole                     9085             32594
                                                                45     825  SH                                  50               775
Cisco Systems, Inc.            COM              17275R102     1215   43625  SH       Sole                    10960             32665
                                                                 9     340  SH                                                   340
Cohen Steers Realty Ishares    COM              464287564     1393   15400  SH       Sole                     3030             12370
                                                                55     605  SH                                  40               565
Colgate Palmolive              COM              194162103      376    5800  SH       Sole                                       5800
Danaher Corp.                  COM              235851102     3952   52344  SH       Sole                     8575             43769
                                                               128    1695  SH                                                  1695
Disney (Walt) Holding Co.      COM              254687106      130    3806  SH       Sole                                       3806
                                                               126    3680  SH                                                  3680
Dow-Jones AIG Commodity ETN    COM              06738C778     2198   43295  SH       Sole                     6575             36720
                                                                62    1230  SH                                  80              1150
Electronic Arts, Inc.          COM              285512109     1130   23870  SH       Sole                     5810             18060
                                                                35     750  SH                                                   750
Emerson Electric Company       COM              291011104     2402   51329  SH       Sole                     9965             41364
                                                               106    2275  SH                                  50              2225
Exxon Mobil Corp.              COM              30231G102     5510   65685  SH       Sole                    10979             54706
                                                               655    7810  SH                                                  7810
Federal Express Corporation    COM              31428X106     2706   24384  SH       Sole                     4390             19994
                                                                36     325  SH                                                   325
First Data                     COM              319963104      325    9940  SH       Sole                      500              9440
Fiserv Inc.                    COM              337738108     2871   50549  SH       Sole                    10650             39899
                                                                92    1625  SH                                  50              1575
General Electric Co.           COM              369604103     4233  110578  SH       Sole                    16435             94143
                                                               490   12791  SH                                                 12791
GlaxoSmithKline ADR            ADR              37733W105      449    8567  SH       Sole                      900              7667
                                                               161    3076  SH                                                  3076
Hess Corporation               COM              42809h107      482    8170  SH       Sole                     2075              6095
                                                                71    1200  SH                                                  1200
Home Depot                     COM              437076102     2280   57954  SH       Sole                     9585             48369
                                                                38     970  SH                                                   970
Johnson & Johnson              COM              478160104     1918   31120  SH       Sole                     7252             23868
                                                                55     900  SH                                                   900
Johnson Controls Inc.          COM              478366107     2707   23381  SH       Sole                     6235             17146
                                                                75     650  SH                                                   650
KeyCorp New                    COM              493267108     2008   58499  SH       Sole                    13255             45244
                                                                58    1675  SH                                                  1675
MSCI EAFE Ishares              COM              464287465     6031   74667  SH       Sole                    11500             63167
                                                               274    3390  SH                                 290              3100
MSCI Emerging Markets Ishares  COM              464287234     3970   30152  SH       Sole                     4405             25747
                                                               168    1278  SH                                  33              1245
Marriott Intl Inc New CL A     COM              571903202      320    7400  SH       Sole                      600              6800
McGraw-Hill Inc.               COM              580645109     4148   60924  SH       Sole                    12171             48753
                                                               176    2590  SH                                                  2590
P P G Industries Inc.          COM              693506107     2253   29596  SH       Sole                     6645             22951
                                                                34     450  SH                                                   450
PepsiCo Inc.                   COM              713448108     3095   47731  SH       Sole                    11392             36339
                                                               478    7375  SH                                                  7375
Pfizer Inc.                    COM              717081103      156    6093  SH       Sole                      290              5803
                                                               138    5400  SH                                                  5400
Pitney-Bowes Inc.              COM              724479100      279    5950  SH       Sole                                       5950
Procter & Gamble Co.           COM              742718109     1764   28834  SH       Sole                     2212             26622
                                                               251    4100  SH                                                  4100
Quest Diagnostics              COM              74834l100     3084   59712  SH       Sole                    10635             49077
                                                                90    1750  SH                                 100              1650
Regions Financial Corp.        COM              7591ep100     1792   54138  SH       Sole                    12045             42093
                                                               252    7610  SH                                                  7610
S&P Mid Cap 400 Ishares        COM              464287507     6664   74641  SH       Sole                     9290             65351
                                                               230    2575  SH                                 150              2425
S&P Small Cap 600 Ishares      COM              464287804     4526   63652  SH       Sole                     8775             54877
                                                               173    2435  SH                                 135              2300
Schlumberger Ltd.              COM              806857108     4789   56378  SH       Sole                    10840             45538
                                                               316    3720  SH                                                  3720
Sigma Aldrich Corp.            COM              826552101     2799   65605  SH       Sole                    13365             52240
                                                                99    2325  SH                                                  2325
Southern Company               COM              842587107     3288   95876  SH       Sole                    16796             79080
                                                               379   11065  SH                                 300             10765
Standard & Poor's 500 Dep. Rec COM              78462f103     1401    9313  SH       Sole                      569              8744
                                                                25     165  SH                                                   165
Stryker Corp.                  COM              863667101     5535   87728  SH       Sole                    12156             75572
                                                                68    1075  SH                                                  1075
Supervalu Inc.                 COM              868536103     2569   55462  SH       Sole                    11630             43832
                                                                73    1575  SH                                  50              1525
Tortoise Energy Infrastructure COM              89147l100     3542   84665  SH       Sole                    17035             67630
                                                               129    3075  SH                                                  3075
U.S. Bancorp Del New           COM              902973304     1912   58013  SH       Sole                    13080             44933
                                                               328    9950  SH                                                  9950
United Healthcare Corp.        COM              91324p102     2531   49495  SH       Sole                    10235             39260
                                                                41     800  SH                                                   800
United Technologies Corp.      COM              913017109     3557   50150  SH       Sole                     8360             41790
                                                               190    2680  SH                                 350              2330
Wachovia Corp New              COM              929903102      380    7412  SH                                                  7412
Wal Mart Stores Inc.           COM              931142103      287    5971  SH       Sole                                       5971
Walgreen Company               COM              931422109     1935   44445  SH       Sole                     9709             34736
                                                               134    3080  SH                                                  3080
Weyerhaeuser Co.               COM              962166104      575    7288  SH       Sole                      775              6513
                                                                67     850  SH                                                   850